Share-based Payments - Schedule of RSUs with Service-based Conditions (Details)	3 Months Ended
Jun. 30, 2025 ¥ / shares
Service-based Conditions [Member]
Schedule of RSUs with Service-based Conditions [Line Items]
Number of shares, Balance
Weighted Average Grant Date Fair Value Per Share, Balance
Number of shares, Granted	3,834,430
Weighted Average Grant Date Fair Value Per Share, Granted	¥ 5.42
Number of shares, Vested
Weighted Average Grant Date Fair Value Per Share, Vested
Number of shares, Forfeited and Cancelled
Weighted Average Grant Date Fair Value Per Share, Forfeited and Cancelled
Number of shares, Balance	3,834,430
Weighted Average Grant Date Fair Value Per Share, Balance	¥ 5.42
Market Conditions [Member]
Schedule of RSUs with Service-based Conditions [Line Items]
Number of shares, Balance
Weighted Average Grant Date Fair Value Per Share, Balance
Number of shares, Granted	285,419
Weighted Average Grant Date Fair Value Per Share, Granted	¥ 3.15
Number of shares, Vested
Weighted Average Grant Date Fair Value Per Share, Vested
Number of shares, Forfeited and Cancelled
Weighted Average Grant Date Fair Value Per Share, Forfeited and Cancelled
Number of shares, Balance	285,419
Weighted Average Grant Date Fair Value Per Share, Balance	¥ 3.15